Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment in LanzaJet	$ 7,066	$ 10,561
Equity Security Investment in SGLT	14,990	14,990
Total Investment	$ 22,056	$ 25,551